Vanguard Funds
Supplement Dated September 16, 2026, to the Prospectuses and Summary Prospectuses
Effective today, William Coleman has been added as co-portfolio manager, joining the existing portfolio managers, of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”).
The impacted Funds’ investment objectives, principal investment strategies, and policies remain unchanged.

Impacted Fund
Vanguard Dividend Appreciation Index Fund
Vanguard ESG U.S. Stock ETF
Vanguard FTSE Social Index Fund
Vanguard Morningstar Growth Index Fund
Vanguard High Dividend Yield Index Fund
Vanguard Morningstar Mega Cap Growth Index Fund
Vanguard Morningstar Mega Cap Index Fund
Vanguard Morningstar Mega Cap Value Index Fund
Vanguard Real Estate II Index Fund
Vanguard Real Estate Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard Morningstar Small-Cap Growth Index Fund
Vanguard Morningstar Small-Cap Index Fund
Vanguard Morningstar Small-Cap Value Index Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund
Vanguard Morningstar Value Index Fund
Vanguard Variable Insurance Fund – Real Estate Index Portfolio

Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the Fund Summary section for each impacted Fund:
William Coleman, CFA, Portfolio Manager at Vanguard Portfolio Management (VPM). He has co-managed the Fund since September 2026.
Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the More on the Fund(s) section for each impacted Fund:
William Coleman, CFA, Portfolio Manager at VPM. He has been with Vanguard since 2006, has worked in investment management since 2006, and has co-managed the Fund since September 2026. Education: B.S., King’s College; M.S., Saint Joseph’s University; M.B.A., The Wharton School of the University of Pennsylvania.

CFA® is a registered trademark owned by CFA Institute.
© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS PML 092026

Vanguard World Fund (the “Trust”)

Supplement Dated September 16, 2026, to the Statement of Additional Information Dated December 19, 2025 (as restated on June 30, 2026)

Effective today, William Coleman has been added as a co-portfolio manager for the following Funds (each, an “impacted Fund,” and collectively, the “impacted Funds”):

Impacted Fund

Vanguard ESG US Stock ETF

Vanguard FTSE Social Index Fund

Vanguard Morningstar Mega Cap Index Fund

Vanguard Morningstar Mega Cap Value Index Fund

Each impacted Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of August 31, 2025. The table and text below provide updated information as of July 31, 2026, relating only to the portfolio manager that has been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
William Coleman	Registered investment companies	20	$1.4T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of July 31, 2026, Mr. Coleman did not own any shares of the impacted Funds.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 023B 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Fixed Income Securities Funds (the “Trust”)

Supplement Dated September 16, 2026, to the Statement of Additional Information Dated May 28, 2026

Effective today, William Coleman has been added as a co-portfolio manager for Vanguard Real Estate II Index Fund (the “Fund”).

The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of January 31, 2026. The table and text below provide updated information as of July 31, 2026, relating only to the portfolio manager that has been added to the Fund.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
William Coleman	Registered investment companies	20	$1.4T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of July 31, 2026, Mr. Coleman did not own any shares of the Fund.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 028E 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Index Funds (the “Trust”)

Supplement Dated September 16, 2026, to the Statement of Additional Information Dated April 28, 2026

Effective today, William Coleman has been added as a co-portfolio manager for the following Funds (each, an “impacted Fund,” and collectively, the “impacted Funds”):

Impacted Fund

Vanguard Morningstar Growth Index Fund

Vanguard Morningstar Small-Cap Growth Index Fund

Vanguard Morningstar Small-Cap Index Fund

Vanguard Morningstar Small-Cap Value Index Fund

Vanguard Morningstar Value Index Fund

Each impacted Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of December 31, 2025. The table and text below provide updated information as of July 31, 2026, relating only to the portfolio manager that has been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
William Coleman	Registered investment companies	20	$1.4T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of July 31, 2026, Mr. Coleman did not own any shares of the impacted Funds.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 040B 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Specialized Funds (the “Trust”)

Supplement Dated September 16, 2026, to the Statement of Additional Information Dated May 28, 2026

Effective today, William Coleman has been added as a co-portfolio manager for the following Funds (each, an “impacted Fund,” and collectively, the “impacted Funds”):

Impacted Fund

Vanguard Dividend Appreciation Index Fund

Vanguard Real Estate Index Fund

Each Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of January 31, 2026. The table and text below provide updated information as of July 31, 2026, relating only to the portfolio manager that has been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
William Coleman	Registered investment companies	20	$1.4T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of July 31, 2026, Mr. Coleman did not own any shares of the impacted Funds.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 051B 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Variable Insurance Funds (the “Trust”)

Supplement Dated September 16, 2026, to the Statement of Additional Information Dated April 28, 2026

Effective today, William Coleman has been added as a co-portfolio manager for Vanguard Variable Insurance Funds Real Estate Index Portfolio (the “Fund”).

The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of December 31, 2025. The table and text below provide updated information as of July 31, 2026, relating only to the portfolio manager that has been added to the Fund.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
William Coleman	Registered investment companies	20	$1.4T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of July 31, 2026, Mr. Coleman did not own any shares of the Fund.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 064G 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Tax-Managed Funds (the “Trust”)

Supplement Dated September 16, 2026, to the Statement of Additional Information Dated April 28, 2026

Effective today, William Coleman has been added as a co-portfolio manager for the following Funds (each, an “impacted Fund,” and collectively, the “impacted Funds”):

Impacted Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

Each impacted Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of December 31, 2025. The table and text below provide updated information as of July 31, 2026, relating only to the portfolio manager that has been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
William Coleman	Registered investment companies	20	$1.4T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of July 31, 2026, Mr. Coleman did not own any shares of the impacted Funds.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 103A 092026
Vanguard Marketing Corporation, Distributor.

Vanguard World Fund (the “Trust”)

Supplement Dated September 16, 2026, to the Statement of Additional Information Dated January 28, 2026

Effective today, William Coleman has been added as a co-portfolio manager for Vanguard Morningstar Mega Cap Growth Index Fund (the “Fund”).

The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund as of September 30, 2025. The table and text below provide updated information as of July 31, 2026, relating only to the portfolio manager that has been added to the Fund.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
William Coleman	Registered investment companies	20	$1.4T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of July 31, 2026, Mr. Coleman owned shares of the Fund in the range of $1–$10,000.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 838B 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Whitehall Funds (the “Trust”)

Supplement Dated September 16, 2026, to the Statement of Additional Information Dated February 27, 2026

Effective today, William Coleman has been added as a co-portfolio manager for Vanguard High-Dividend Yield Index Fund (the “Fund”).

The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of October 31, 2025. The table and text below provide updated information as of July 31, 2026, relating only to the portfolio manager that has been added to the Fund.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
William Coleman	Registered investment companies	20	$1.4T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of July 31, 2026, Mr. Coleman did not own any shares of the Fund.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 934B 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Admiral Funds (the “Trust”)

Supplement Dated September 16, 2026, to the Statement of Additional Information Dated December 19, 2025 (as restated on June 30, 2026)

Effective today, William Coleman has been added as a co-portfolio manager for the following Funds (each, an “impacted Fund,” and collectively, the “impacted Funds”):

Impacted Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Each impacted Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of August 31, 2025. The table and text below provide updated information as of July 31, 2026, relating only to the portfolio manager that has been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
William Coleman	Registered investment companies	20	$1.4T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of July 31, 2026, Mr. Coleman did not own any shares of the impacted Funds.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 3340A 092026
Vanguard Marketing Corporation, Distributor.